July 10, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SEI Alternative Income Fund: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File Nos. 333-271097 and 811-23861)

Ladies and Gentlemen:

On behalf of our client, SEI Alternative Income Fund (the “Fund”), we are filing Pre-Effective Amendment No. 1 to the Fund’s registration statement under the Securities Act of 1933, as amended, and Amendment No. 1 to the Fund’s registration statement under the Investment Company Act of 1940, as amended, on Form N-2.

The purpose of the Filing is to incorporate U.S. Securities and Exchange Commission staff comments and include additional information in the Registration Statement. Please note that the Fund expects to file at least one more pre-effective amendment.

If you have any questions relating to this filing, please do not hesitate to contact me at 215.963.5598.

Sincerely,

/s/ Sean Graber

Sean Graber

Morgan, Lewis & Bockius LLP

1701 Market Street Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001